OPERATING EXPENSES - Fees for services, maintenance, materials and supplies (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING EXPENSES
Maintenance and materials	$ (134,176)	$ (143,861)	$ (172,953)
Fees for services	(122,864)	(129,530)	(123,504)
Directors and Supervisory Committee's fees	(1,677)	(2,068)	(3,391)
Total fees for services, maintenance, materials and supplies	$ (258,717)	$ (275,459)	$ (299,848)